Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Advanced Strategies Portfolio
Supplement dated September 26, 2023 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) for the AST Advanced Strategies Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Investment Strategies and Secondary Benchmark Changes
The Board of Trustees of the Trust recently approved (i) revising the investment strategies of the Portfolio; (ii) revising the Portfolio's secondary benchmark to reflect the repositioning of the Portfolio; and (iii) replacing Massachusetts Financial Services Company (MFS), Pacific Investment Management Company, LLC (PIMCO), T. Rowe Price Associates, Inc. (T. Rowe Price) and William Blair Investment Management, LLC (William Blair) with Jennison Associates LLC (Jennison), PGIM Real Estate, a business unit of PGIM, Inc. (PGIM Real Estate), and J.P. Morgan Investment Management Inc., (J.P. Morgan) as subadvisers to the Portfolio. PGIM Quantitative Solutions LLC (PGIM QS), PGIM Fixed Income, a business unit of PGIM, Inc. (PGIM Fixed Income), and LSV Asset Management (LSV) will remain as subadvisers to the Portfolio and PGIM Limited will remain sub-subadviser to the Portfolio. In addition, the PGIM Investments LLC and AST Investment Services, LLC have agreed to an additional management fee waiver and a new expense cap for the Portfolio.
The Manager expects to begin the implementation of the change to the Portfolio's investment strategies on or about October 2023 with final completion expected on or about December 11, 2023.
To reflect the changes described above, the Prospectus relating to the Portfolio is hereby revised as follows, effective, unless otherwise noted, December 11, 2023:
I.All references and information pertaining to PIMCO, William Blair, MFS and T. Rowe Price with respect to the Portfolio are hereby removed from the Prospectus.
II.Effective December 1, 2023, the following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+Acquired Fund Fees & Expenses	0.17%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.20)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.90%
Reimbursement(1)
(1)The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.0262% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.062% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee so that the Portfolio's investment management fee does not exceed 0.66% of the Portfolio's average daily net assets through June 30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios.
III.Effective December 1, 2023, the following table hereby replaces the "Example" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST Advanced Strategies	$92	$330	$587	$1,322
	Portfolio
IV.	The description of the Portfolio's principal investment strategies in the "SUMMARY: AST ADVANCED
	STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is
	hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, hedged international bond, real return, exchange-traded fund (ETF), and other non-traditional investment strategies. The Portfolio is subadvised by PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), which allocates the Portfolio's net assets across different investment categories and different subadvisers. PGIM Quantitative Solutions also directly manages a portion of the Portfolio's assets. Certain investment categories contain sub-categories. The subadviser for a category or sub-category employs a specific investment strategy for that category or sub-category.
PGIM Quantitative Solutions employs a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and the subadvisers. First, PGIM Quantitative Solutions analyzes the macro-economic landscape, the capital markets, and the related implications for investment strategy. Second, PGIM Quantitative Solutions draws on its understanding of the strategies used by the other subadvisers to determine which subadvisers are expected to perform best under the prevailing macro-economic landscape. The Portfolio may use derivative instruments to gain exposure to certain commodity and real estate related indices. The Portfolio may engage in short sales and may invest in fixed income securities that are rated below investment grade by the major ratings services, or, if unrated, considered to be of comparable quality (i.e., "junk bonds"), in connection with these investment strategies.
In managing the Portfolio's assets, portfolio managers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top- down economic analysis, portfolio managers develop views on economic, policy, and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In their bottom-up research, portfolio managers develop an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which include a review of the issuer's composition of revenue, profitability, cash flow margin, and leverage. The subadviser may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
PGIM Quantitative Solutions directly manages the Portfolio's liquidity strategy. The Portfolio allocates approximately 15-25% of its net assets to the liquidity strategy, which is employed through an overlay sleeve. The liquidity strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio's asset levels, liquidity, and asset allocations. The liquidity strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy also invests in exchange-traded funds (ETFs) for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.
The Portfolio may invest its assets in the AST PGIM Fixed Income Central Portfolio (the Central Portfolio). The Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the Central Portfolio.
V.The following risk disclosure is hereby added to the section of the Prospectus entitled "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE":
Fund of Funds Risk. In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios' expenses, which will reduce the Portfolio's performance.
VI. Paragraph three in the "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the following:
The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (20%), Bloomberg US Aggregate Index (25%), Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPs Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA Three-month US Treasury Bill Index (5%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Note: The AST Advanced Strategies Portfolio added and removed subadvisers and changed certain investment strategies, effective December 11, 2023. The performance figures prior to December 11, 2023 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio's current subadvisers and the Portfolio's predicted performance.
Prior to December 11, 2023, the Portfolio's custom blended index consisted of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%), Bloomberg Global Aggregate US Dollar Hedged Index (30%), and the Custom Extended Markets Index (10%). The Custom Extended Markets Index was comprised of equal weightings of the Bloomberg US TIPS Index, Bloomberg Commodity Index Total Return, and Wilshire US REIT Total Return Index. Effective December 11, 2023, the Portfolio's custom blended index consists of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (20%), Bloomberg US Aggregate Index (25%), Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPs Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA Three-month US Treasury Bill Index (5%) because the Manager believes this index composition provides a more appropriate basis for performance comparisons.

VII.	The index table under "Past Performance" in the "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO
	– INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced
	with the table and information set forth below:

	Index	1 Year	5 Years	10 Years
	S&P 500 Index	-18.10%	9.42%	12.55%
	(reflects no deduction for fees, expenses or taxes)
	Blended Index (prior to December 11, 2023)	-14.46%	4.79%	6.82%
	(reflects no deduction for fees, expenses or taxes)
	Blended Index (effective December 11, 2023)	-14.29%	4.76%	6.61%
	(reflects no deduction for fees, expenses or taxes)

AST ADVANCED STRATEGIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Advanced Strategies Portfolio
Supplement dated September 26, 2023 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) for the AST Advanced Strategies Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Investment Strategies and Secondary Benchmark Changes
The Board of Trustees of the Trust recently approved (i) revising the investment strategies of the Portfolio; (ii) revising the Portfolio's secondary benchmark to reflect the repositioning of the Portfolio; and (iii) replacing Massachusetts Financial Services Company (MFS), Pacific Investment Management Company, LLC (PIMCO), T. Rowe Price Associates, Inc. (T. Rowe Price) and William Blair Investment Management, LLC (William Blair) with Jennison Associates LLC (Jennison), PGIM Real Estate, a business unit of PGIM, Inc. (PGIM Real Estate), and J.P. Morgan Investment Management Inc., (J.P. Morgan) as subadvisers to the Portfolio. PGIM Quantitative Solutions LLC (PGIM QS), PGIM Fixed Income, a business unit of PGIM, Inc. (PGIM Fixed Income), and LSV Asset Management (LSV) will remain as subadvisers to the Portfolio and PGIM Limited will remain sub-subadviser to the Portfolio. In addition, the PGIM Investments LLC and AST Investment Services, LLC have agreed to an additional management fee waiver and a new expense cap for the Portfolio.
The Manager expects to begin the implementation of the change to the Portfolio's investment strategies on or about October 2023 with final completion expected on or about December 11, 2023.
To reflect the changes described above, the Prospectus relating to the Portfolio is hereby revised as follows, effective, unless otherwise noted, December 11, 2023:
I.All references and information pertaining to PIMCO, William Blair, MFS and T. Rowe Price with respect to the Portfolio are hereby removed from the Prospectus.
II.Effective December 1, 2023, the following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+Acquired Fund Fees & Expenses	0.17%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.20)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.90%
Reimbursement(1)
(1)The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.0262% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.062% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee so that the Portfolio's investment management fee does not exceed 0.66% of the Portfolio's average daily net assets through June 30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios.
III.Effective December 1, 2023, the following table hereby replaces the "Example" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST Advanced Strategies	$92	$330	$587	$1,322
	Portfolio
IV.	The description of the Portfolio's principal investment strategies in the "SUMMARY: AST ADVANCED
	STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is
	hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. The Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, hedged international bond, real return, exchange-traded fund (ETF), and other non-traditional investment strategies. The Portfolio is subadvised by PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), which allocates the Portfolio's net assets across different investment categories and different subadvisers. PGIM Quantitative Solutions also directly manages a portion of the Portfolio's assets. Certain investment categories contain sub-categories. The subadviser for a category or sub-category employs a specific investment strategy for that category or sub-category.
PGIM Quantitative Solutions employs a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and the subadvisers. First, PGIM Quantitative Solutions analyzes the macro-economic landscape, the capital markets, and the related implications for investment strategy. Second, PGIM Quantitative Solutions draws on its understanding of the strategies used by the other subadvisers to determine which subadvisers are expected to perform best under the prevailing macro-economic landscape. The Portfolio may use derivative instruments to gain exposure to certain commodity and real estate related indices. The Portfolio may engage in short sales and may invest in fixed income securities that are rated below investment grade by the major ratings services, or, if unrated, considered to be of comparable quality (i.e., "junk bonds"), in connection with these investment strategies.
In managing the Portfolio's assets, portfolio managers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top- down economic analysis, portfolio managers develop views on economic, policy, and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In their bottom-up research, portfolio managers develop an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which include a review of the issuer's composition of revenue, profitability, cash flow margin, and leverage. The subadviser may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
PGIM Quantitative Solutions directly manages the Portfolio's liquidity strategy. The Portfolio allocates approximately 15-25% of its net assets to the liquidity strategy, which is employed through an overlay sleeve. The liquidity strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio's asset levels, liquidity, and asset allocations. The liquidity strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy also invests in exchange-traded funds (ETFs) for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.
The Portfolio may invest its assets in the AST PGIM Fixed Income Central Portfolio (the Central Portfolio). The Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the Central Portfolio.
V.The following risk disclosure is hereby added to the section of the Prospectus entitled "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE":
Fund of Funds Risk. In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios' expenses, which will reduce the Portfolio's performance.
VI. Paragraph three in the "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the following:
The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (20%), Bloomberg US Aggregate Index (25%), Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPs Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA Three-month US Treasury Bill Index (5%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Note: The AST Advanced Strategies Portfolio added and removed subadvisers and changed certain investment strategies, effective December 11, 2023. The performance figures prior to December 11, 2023 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio's current subadvisers and the Portfolio's predicted performance.
Prior to December 11, 2023, the Portfolio's custom blended index consisted of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%), Bloomberg Global Aggregate US Dollar Hedged Index (30%), and the Custom Extended Markets Index (10%). The Custom Extended Markets Index was comprised of equal weightings of the Bloomberg US TIPS Index, Bloomberg Commodity Index Total Return, and Wilshire US REIT Total Return Index. Effective December 11, 2023, the Portfolio's custom blended index consists of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (20%), Bloomberg US Aggregate Index (25%), Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPs Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA Three-month US Treasury Bill Index (5%) because the Manager believes this index composition provides a more appropriate basis for performance comparisons.

VII.	The index table under "Past Performance" in the "SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO
	– INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced
	with the table and information set forth below:

	Index	1 Year	5 Years	10 Years
	S&P 500 Index	-18.10%	9.42%	12.55%
	(reflects no deduction for fees, expenses or taxes)
	Blended Index (prior to December 11, 2023)	-14.46%	4.79%	6.82%
	(reflects no deduction for fees, expenses or taxes)
	Blended Index (effective December 11, 2023)	-14.29%	4.76%	6.61%
	(reflects no deduction for fees, expenses or taxes)